Distillate International Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.3%
	Australia - 2.6%
8,730	Aristocrat Leisure, Ltd.	$224,658
33,831	Northern Star Resources, Ltd.	272,037
9,832	Sonic Healthcare, Ltd.	232,794
		729,489
	Belgium - 0.9%
2,793	UCB SA	247,430
	Brazil - 3.0%
30,670	Hypera SA	293,349
70,670	Lojas Renner SA	293,872
35,670	PRIO SA/Brazil (a)	274,993
		862,214
	Canada - 7.4%
42,150	B2Gold Corporation	150,475
2,445	CGI, Inc. (a)	258,127
170	Constellation Software, Inc./Canada	352,624
6,271	Gildan Activewear, Inc.	202,177
4,322	Magna International, Inc.	243,934
5,777	Open Text Corporation	240,554
13,569	SSR Mining, Inc.	192,408
1,951	TFI International, Inc.	222,531
5,030	Tourmaline Oil Corporation	237,274
		2,100,104
	China - 10.7%
74,500	Anhui Conch Cement Company, Ltd. - H Shares	197,739
17,600	Baidu, Inc. - Class A (a)	298,252
187,000	China Shenhua Energy Company, Ltd. - H Shares	571,504
3,208,000	China Tower Corporation, Ltd. - H Shares (b)	356,144
21,200	JD.com, Inc. - Class A	358,176
40,200	Kingsoft Corporation, Ltd.	158,254
22,200	Li Auto, Inc. - Class A (a)	383,853
17,600	NetEase, Inc.	342,720
83,800	Pop Mart International Group, Ltd. (b)	186,279
49,000	Zhongsheng Group Holdings, Ltd.	187,269
		3,040,190
	Denmark - 1.9%
1,532	DSV A/S	321,671
2,344	Pandora AS	209,230
		530,901
	France - 11.4%
2,202	Arkema SA	207,326
8,902	Bureau Veritas SA	243,967
1,543	Capgemini SE	292,156
4,500	Danone SA	275,619
606	Kering SA	334,276
2,493	Legrand SA	246,964
3,401	Publicis Groupe SA	272,721
2,102	Safran SA	328,994
729	Teleperformance	122,045
1,849	Thales SA	276,768
9,047	Valeo	193,754
3,774	Vinci SA	438,013
		3,232,603
	Germany - 0.9%
3,249	Brenntag SE	253,089
	Hong Kong - 0.6%
150,000	Geely Automobile Holdings, Ltd.	182,987
	Indonesia - 1.7%
469,400	Astra International Tbk PT	212,118
1,025,000	Telkom Indonesia Persero Tbk PT	273,470
		485,588
	Ireland - 1.3%
3,406	Kingspan Group plc	226,301
4,343	Smurfit Kappa Group plc	145,103
		371,404
	Japan - 21.2%
2,500	Advantest Corporation	331,235
15,100	Astellas Pharma, Inc.	224,513
7,700	Bandai Namco Holdings, Inc.	176,924
10,000	Chugai Pharmaceutical Company, Ltd.	282,699
5,600	Denso Corporation	373,695
2,200	Disco Corporation	344,152
19,900	Isuzu Motors, Ltd.	239,568
14,800	Japan Tobacco, Inc.	322,859
14,900	Kakaku.com, Inc.	212,673
14,800	KDDI Corporation	455,668
10,100	Nexon Company, Ltd.	191,958
427,500	Nippon Telegraph & Telephone Corporation	504,298
10,400	Niterra Company, Ltd.	207,446
2,900	Nitto Denko Corporation	213,284
9,700	Recruit Holdings Company, Ltd.	306,231
3,000	Secom Company, Ltd.	202,145
1,800	Shimano, Inc.	298,391
10,500	Shin-Etsu Chemical Company, Ltd.	346,380
4,900	Shionogi & Company, Ltd.	205,784
39,400	SoftBank Corporation	419,802
3,100	Trend Micro, Inc.	148,957
		6,008,662
	Mexico - 3.0%
440,830	America Movil SAB de CV (a)	477,573
3,257	Fomento Economico Mexicano SAB de CV - ADR	361,006
		838,579
	Netherlands - 1.0%
2,731	BE Semiconductor Industries NV	295,867
	Norway - 1.3%
6,693	Aker BP ASA	157,305
13,652	Mowi ASA	216,881
		374,186
	Republic of Korea - 6.1%
481	LG H&H Company, Ltd.	167,555
823	LG Innotek Company, Ltd.	193,313
522	NCSoft Corporation	116,867
3,077	Samsung C&T Corporation	246,833
1,978	Samsung Electro-Mechanics Company, Ltd.	216,917
568	Samsung Electronics Company, Ltd. - GDR	787,248
		1,728,733
	Spain - 1.7%
12,697	Industria de Diseno Textil SA	491,207
	Sweden - 5.1%
11,707	Assa Abloy AB - Class B	280,717
20,368	Atlas Copco AB - Class A	293,038
5,824	Boliden AB	167,986
10,927	EQT AB	209,814
80,095	Sinch AB (a)(b)	180,563
15,144	Volvo AB - Class B	312,658
		1,444,776
	Switzerland - 5.5%
2,572	Cie Financiere Richemont SA	435,974
256	Partners Group Holding AG	240,820
23,306	Roche Holding AG - ADR	890,289
		1,567,083
	Taiwan - 1.0%
36,119	ASE Technology Holding Company, Ltd. - ADR	281,367
	Thailand - 0.9%
40,700	Advanced Info Service PCL - NVDR	245,658
	United Kingdom - 10.1%
28,974	Auto Trader Group plc (b)	224,846
20,471	British American Tobacco plc - ADR	679,637
5,519	Bunzl plc	210,426
7,932	Burberry Group plc	213,787
45,301	DS Smith plc	156,538
100,480	JD Sports Fashion plc	186,507
3,103	London Stock Exchange Group plc	330,037
10,130	Mondi plc	154,416
2,626	Next plc	230,360
9,047	Unilever plc - ADR	471,620
		2,858,174
	TOTAL COMMON STOCKS (Cost $27,904,431)	28,170,291

	SHORT-TERM INVESTMENTS - 0.1%
41,108	First American Government Obligations Fund - Class X, 5.01% (c)	41,108
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,108)	41,108
	TOTAL INVESTMENTS - 99.4% (Cost $27,945,539)	28,211,399
	Other Assets in Excess of Liabilities - 0.6%	176,982
	NET ASSETS - 100.0%	$28,388,381

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At June 30, 2023, the value of these securities amounted to $947,832 or 3.34% of net assets.

(c)	Rate shown is the annualized seven-day yield as of June 30, 2023.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$28,170,291	$-	$-	$28,170,291
Short-Term Investments	41,108	-	-	41,108
Total Investments in Securities	$28,211,399	$-	$-	$28,211,399
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended June 30, 2023, the Fund did not recognize any transfers to or from Level 3.